PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	NOTE 8: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS 8.1 Employees and key management personnel
As of December 31, 2025, 2024 and 2023, ArcelorMittal had
approximately 126,000, 125,000 and 127,000 employees,
respectively, and the total annual compensation of
ArcelorMittal’s employees in 2025, 2024 and 2023 was as
follows:

	Year ended December 31,
Employee Information	2025	2024	2023
Wages and salaries	7,048	6,875	6,868
Defined benefits cost (see note 8.2)	140	82	148
Other staff expenses	1,439	1,173	1,318
Total	8,627	8,130	8,334
The total annual compensation of ArcelorMittal’s key
management personnel, including its Board of Directors, in
2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
Base salary and directors fees	13	12	11
Short-term performance- related bonus	17	13	9
Post-employment benefits	2	1	1
Fair value of long-term incentives	16	14	9
The fair value of the shares allocated based on Restricted
Share Unit (“RSU”) and Performance Share Unit (“PSU”) plans
to ArcelorMittal’s key management personnel was recorded as
an expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2025, 2024 and 2023, ArcelorMittal did not
have any outstanding loans or advances to members of its
Board of Directors or key management personnel, and, as of
December 31, 2025, 2024 and 2023, ArcelorMittal had not
given any guarantees for the benefit of any member of its
Board of Directors or key management personnel. 8.2    Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are
principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined
benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external insurance or funds for certain employees. Contributions are paid in return for services rendered by the employees during the period.
Contributions are expensed as incurred consistent with the
recognition of wages and salaries.
Defined benefit ("DB") plans are those plans that provide
guaranteed benefits to certain employees, either by way of
contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is
determined using the projected unit credit method, with
actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the
consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The impact arising from the
remeasurement of the benefit obligation and plan assets due to experience and changes in actuarial assumptions are charged
or credited to other comprehensive income in the period in
which they arise. Any assets resulting from this calculation are limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative
expenses in the consolidated statements of operations. The
net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the
passage of time, is recognized as part of net financing costs in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement
of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of
operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract usually following the
decision of the employee before the normal retirement date.
Liabilities for termination plans are recognized when the
affected employees have formally been informed and when
amounts owed have been determined using an appropriate
actuarial calculation. Liabilities relating to long-term termination plans (like early retirement plans) are calculated annually
based on the number of employees that have taken or
contractually agreed to take early retirement and are
discounted using an interest rate that corresponds to that of high-quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary
separation plans. Voluntary retirement plans primarily
correspond to the practical implementation of social plans or are linked to collective agreements signed with certain
categories of employees. The Company recognizes a liability
and expense when it can no longer withdraw the offer or, if
earlier, when it has a detailed formal plan which has been
communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and
sabbatical awards, disability benefits and long-term
compensated absences such as sick leave. The amount
recognized as a liability is the present value of benefit
obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the
consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and
post-employment benefits, as well as the carrying amount of
the related liability/asset on the consolidated statements of financial position are based on several assumptions and
factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and
retirement rates.
•Discount rates – The present value of the defined benefit
obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the
benefit will be paid. In countries where there is no deep
market in such bonds, the market rates on government
bonds are used. Nominal interest rates vary worldwide due
to exchange rates and local inflation rates.
•Rate of compensation increase – The rate of compensation
increase reflects actual experience and the Company’s long-
term outlook, including contractually agreed wage rate
increases for represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare
outlook, including appropriate cost control measures
implemented by the Company, and industry benchmarks and
surveys.
•Mortality and retirement rates – Mortality and retirement
rates are based on actual and projected plan experience.
Statements of Financial Position
Total deferred employee benefits including pension or other
post-employment benefits, are as follows:

	December 31,
	2025	2024
Pension plan benefits	1,448	1,310
Other post-employment benefits and other long-term employee benefits ("OPEB")	928	884
Termination benefits	114	117
Defined benefit liabilities	2,490	2,311
Provisions for social plans (non-current)	36	27
Total	2,526	2,338
This note, including the table above, discloses the following benefit categories:
•pension plan benefits are pension plans and lump sum
benefits that are classified under post-employment benefits
as required by IAS 19 which are not mandatory by law;
•other post-employment and other long-term employee
benefits ("OPEB") includes all other post-employment
benefits as defined in IAS 19 (e.g. lump sum benefits which
are mandatory by law, medical insurance and life insurance)
together with all other long-term employee benefits as
defined in IAS 19;
•termination benefits, which relate to provisions for long term termination benefits as defined in IAS 19 (e.g. early
retirement benefits). The provisions for termination benefits relate to European countries (Belgium and Germany); and
•provisions for social plans (non-current) which relate to
provisions for social plans in restructuring provisions as
required by IAS 37.
Pension plans
This section includes post-employment benefits that are
pension plan and lump sum benefits which are not mandatory
by law. A summary of the significant defined benefit pension plans is as follows:
Canada
The primary pension plans are those of ArcelorMittal Dofasco,
AMMC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan
providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of
company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new
defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped
benefits for the majority of its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined
contribution pension plan for future pension benefits.
In 2023 and 2024, ArcelorMittal Dofasco entered into buy-in
transactions for a portion of its fully funded pension plans representing 352 and 356 obligations, respectively.
In 2025, ArcelorMittal Dofasco entered into buy-out
transactions for a portion of its fully funded pension plans representing 126 obligations.
The AMMC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending
on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31,
2009 and replaced by a defined contribution pension plan with contributions related to age and service. Unionized employees of AMMC have the choice, after their first year of employment, to remain in the defined benefit plan or to transfer to the
unionized employees’ defined contribution plan. Effective
January 1, 2015, AMMC implemented a plan to transition its
non-union employees who were still benefiting under the
defined benefit plan to a defined contribution pension plan. The transition period was completed as of January 1, 2025.
In 2023 and 2025, AMMC entered into a buy-in transactions for a portion of its fully funded pension plans representing a 171 aggregate obligation.
ArcelorMittal Long Products Canada sponsors several defined
benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit
pension plan sponsored by ArcelorMittal Long Products
Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada continued to operate
under a six-year collective labor agreement ("CLA") renewed
on August 1, 2020 with its Contrecoeur-West union group. Its defined benefit plan was closed to new hires and a new
defined contribution type arrangement was established for new hires. A six-year labor agreement was renewed on February 1,
2022 and it covers Contrecoeur East and Longueuil facilities;
its defined benefit pension plan is offered for all employees including new hires.
Brazil
The primary defined benefit plans, financed through trust
funds, have been closed to new entrants. Brazilian entities
have all established defined contribution plans that are
financed by employer and employee contributions.
Europe
Certain European operating subsidiaries maintain primarily
unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of
service and applicable pension table under the terms of
individual agreements. Some of these unfunded plans have
been closed to new entrants and replaced by defined
contribution pension plans for active members financed by
employer and employee contributions.
As from December 2015 new Belgian legislation modifies the
minimum guaranteed rates of return applicable to Belgian
defined contribution plans. For insured plans, the rates of
3.25% on employer contributions and 3.75% on employee
contributions will continue to apply to the accumulated
pre-2016 contributions. For contributions paid as from January
1, 2016, a new variable minimum guaranteed rate of return
applies. From 2016 through 2024, the minimum guaranteed
rate of return was 1.75%. For new contributions as from
January 1, 2025, the minimum guaranteed rate of return is
fixed at 2.50%. Due to the statutory minimum guaranteed
return, Belgian defined contribution plans do not meet the
definition of defined contribution plans under IFRS. Therefore, the Belgian defined contribution plans are classified as defined benefit plans.
In 2024, ArcelorMittal Bremen and the works council reached
an agreement regarding the restructuring of pension plans with a recognition of plan amendment gain of 44 in cost of sales.
Others
A very limited number of defined benefit plans are in place in other countries (such as Mexico, Morocco, Ukraine and the
United States of America).
The majority of the funded defined benefit pension plans
described earlier provide benefit payments from trustee-
administered funds. ArcelorMittal also sponsors a number of
unfunded plans where the Company meets the benefit
payment obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies
and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g.
setting the plan's investment policy).
In case of the funded pension plans, the investment positions are generally managed within an asset-liability matching
("ALM") framework that has been developed to achieve long-
term investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation
comprising of a mixture of equity securities, fixed income
securities, real estate and other appropriate assets. This
recognizes that different asset classes are likely to produce different long-term returns and some asset classes may be
more volatile than others. The long-term investment strategy ensures, in particular, that investments are adequately
diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2025
	Total	Canada	Brazil	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,614	2,264	351	1,757	242
Current service cost	80	17	—	52	11
Interest cost on DBO	245	104	45	65	31
Past service cost - Plan amendments	29	22	—	7	—
Past service cost - Settlements	(127)	(126)	—	(1)	—
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(70)	(33)	5	(96)	54
Demographic assumptions	17	1	—	3	13
Financial assumptions	(120)	(34)	5	(109)	18
Experience adjustment	33	—	—	10	23
Benefits paid	(362)	(181)	(40)	(110)	(31)
Foreign currency exchange rate differences and other movements	411	112	40	232	27
Benefit obligation at end of the period	4,822	2,179	401	1,908	334

Change in plan assets
Fair value of plan assets at beginning of the period	3,431	2,352	326	726	27
Interest income on plan assets	176	105	42	27	2
Return on plan assets (lower)/ higher than discount rate	(10)	7	3	(20)	—
Employer contribution	102	16	5	81	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(123)	(123)	—	—	—
Benefits paid	(266)	(180)	(40)	(44)	(2)
Foreign currency exchange rate differences and other movements	252	116	41	94	1
Fair value of plan assets at end of the period	3,564	2,293	377	866	28

Present value of the wholly or partly funded obligation	(3,791)	(2,168)	(401)	(1,191)	(31)
Fair value of plan assets	3,564	2,293	377	866	28
Net present value of the wholly or partly funded obligation	(227)	125	(24)	(325)	(3)
Present value of the unfunded obligation	(1,031)	(11)	—	(717)	(303)
Prepaid due to unrecoverable surpluses	(80)	(34)	(43)	(3)	—
Net amount recognized	(1,338)	80	(67)	(1,045)	(306)

Net assets related to funded obligations	110	98	—	11	1
Recognized liabilities	(1,448)	(18)	(67)	(1,056)	(307)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(41)	(35)	(3)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(35)	4	(39)	—	—
Exchange rates changes	(2)	(1)	(1)	—	—
Unrecoverable surplus at end of the period	(80)	(34)	(43)	(3)	—

	Year ended December 31, 2024
	Total	Canada	Brazil	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	5,284	2,498	507	1,987	292
Current service cost	83	16	—	55	12
Interest cost on DBO	250	110	46	67	27
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(7)	—	—	(4)	(3)
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(64)	24	(51)	(26)	(11)
Demographic assumptions	20	20	—	—	—
Financial assumptions	(95)	9	(73)	(21)	(10)
Experience adjustment	11	(5)	22	(5)	(1)
Benefits paid	(402)	(188)	(38)	(145)	(31)
Foreign currency exchange rate differences and other movements	(487)	(196)	(113)	(134)	(44)
Benefit obligation at end of the period	4,614	2,264	351	1,757	242

Change in plan assets
Fair value of plan assets at beginning of the period	3,771	2,517	451	773	30
Interest income on plan assets	171	106	39	25	1
Return on plan assets higher/ (lower) than discount rate	64	92	(32)	4	—
Employer contribution	82	22	4	56	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(3)	—	—	—	(3)
Benefits paid	(315)	(187)	(38)	(89)	(1)
Foreign currency exchange rate differences and other movements	(341)	(198)	(98)	(45)	—
Fair value of plan assets at end of the period	3,431	2,352	326	726	27

Present value of the wholly or partly funded obligation	(3,706)	(2,255)	(351)	(1,072)	(28)
Fair value of plan assets	3,431	2,352	326	726	27
Net present value of the wholly or partly funded obligation	(275)	97	(25)	(346)	(1)
Present value of the unfunded obligation	(908)	(9)	—	(685)	(214)
Prepaid due to unrecoverable surpluses	(41)	(35)	(3)	(3)	—
Net amount recognized	(1,224)	53	(28)	(1,034)	(215)

Net assets related to funded obligations	86	79	—	6	1
Recognized liabilities	(1,310)	(26)	(28)	(1,040)	(216)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(28)	(4)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	(6)	1	—	—
Exchange rates changes	1	1	—	—	—
Unrecoverable surplus at end of the period	(41)	(35)	(3)	(3)	—
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2025
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	80	17	—	52	11
Past service cost - Plan amendments	29	22	—	7	—
Past service cost - Settlements	(4)	(3)	—	(1)	—
Net interest cost	71	1	3	38	29
Total	176	37	3	96	40

	Year ended December 31, 2024
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	83	16	—	55	12
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(4)	—	—	(4)	—
Net interest cost	77	2	7	42	26
Total	111	18	7	48	38

	Year ended December 31, 2023
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	74	14	—	48	12
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Net interest cost	82	—	4	44	34
Total	159	14	4	89	52
Other post-employment benefits and other long-term employee
benefits ("OPEB")
This section includes post-employment employees benefits
that are not disclosed above (i.e. includes lump sum benefits which are mandatory by law, medical insurance and life
insurance). In addition, this section includes all other long-term employee benefits.
ArcelorMittal’s principal operating subsidiaries in Canada,
Europe and certain other countries, provide other post-
employment benefits and other long-term employee benefits,
including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and
retirees.
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2025
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	888	476	315	97
Current service cost	28	7	17	4
Interest cost on DBO	43	23	12	8
Past service cost - Plan amendments	(1)	(1)	—	—
Past service cost - Curtailments	(9)	(2)	(7)	—
Actuarial (gain) loss	(15)	(13)	(11)	9
Demographic assumptions	(2)	(1)	(2)	1
Financial assumptions	(14)	(7)	(14)	7
Experience adjustment	1	(5)	5	1
Benefits paid	(79)	(30)	(38)	(11)
Foreign currency exchange rate differences and other movements	77	22	43	12
Benefit obligation at end of the period	932	482	331	119

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(22)	—	(22)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(18)	—	(18)	—
Present value of the unfunded obligation	(910)	(482)	(309)	(119)
Net amount recognized	(928)	(482)	(327)	(119)

	Year ended December 31, 2024
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	971	508	355	108
Current service cost	28	7	18	3
Interest cost on DBO	42	23	12	7
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Actuarial (gain) loss	3	6	(9)	6
Demographic assumptions	11	11	—	—
Financial assumptions	(2)	3	(6)	1
Experience adjustment	(6)	(8)	(3)	5
Benefits paid	(72)	(28)	(35)	(9)
Foreign currency exchange rate differences and other movements	(73)	(40)	(20)	(13)
Benefit obligation at end of the period	888	476	315	97

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(16)	—	(16)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(12)	—	(12)	—
Present value of the unfunded obligation	(872)	(476)	(299)	(97)
Net amount recognized	(884)	(476)	(311)	(97)
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2025
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	17	4
Past service cost - Plan amendments	(1)	(1)	—	—
Past service cost - Curtailments	(9)	(2)	(7)	—
Net interest cost	43	23	12	8
Actuarial gain recognized during the year	(5)	—	(5)	—
Total	56	27	17	12

	Year ended December 31, 2024
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	18	3
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Net interest cost	42	23	12	7
Actuarial gain recognized during the year	(4)	—	(4)	—
Total	55	30	20	5

	Year ended December 31, 2023
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	27	7	17	3
Past service cost - Plan amendments	6	—	(2)	8
Net interest cost	46	24	14	8
Actuarial loss recognized during the year	11	—	11	—
Total	90	31	40	19
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023
Net periodic pension cost	176	111	159
Net periodic OPEB cost	56	55	90
Total	232	166	249

Cost of sales	104	35	100
Selling, general and administrative expenses	19	16	14
Financing costs - net	109	115	135
Total	232	166	249
Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2025
	Canada	Brazil	Europe
Equity Securities	19%	3%	18%
- Asset classes that have a quoted market price in an active market	11%	—	18%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	26%	68%	58%
- Asset classes that have a quoted market price in an active market	16%	68%	58%
- Asset classes that do not have a quoted market price in an active market	10%	—	—
Real Estate	9%	1%	2%
- Asset classes that have a quoted market price in an active market	—	—	2%
- Asset classes that do not have a quoted market price in an active market	9%	1%	—
Other	46%	28%	22%
- Asset classes that have a quoted market price in an active market	—	28%	5%	' [1]
- Asset classes that do not have a quoted market price in an active market	46%	—	17%
Total	100%	100%	100%

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	18%
- Asset classes that have a quoted market price in an active market	15%	—	18%
- Asset classes that do not have a quoted market price in an active market	7%	3%	—
Fixed Income Securities (including cash)	25%	63%	59%
- Asset classes that have a quoted market price in an active market	16%	63%	59%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	2%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Other	44%	32%	23%
- Asset classes that have a quoted market price in an active market	—	32%	6%	' [1]
- Asset classes that do not have a quoted market price in an active market	44%	—	17%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.
These assets do not include direct investments in ArcelorMittal stock or ArcelorMittal bonds. They may include ArcelorMittal shares or bonds held by mutual fund investments. The invested assets produced a 166 and 235 actual return in 2025 and 2024, respectively.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees usually establish, monitor and review asset allocation targets for the respective funds. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within agreed upon control ranges. The established targets observed as of December 31, 2025 are as described below:

	December 31, 2025
	Canada	Brazil	Europe
Equity Securities	20%	2%	19%
Fixed Income Securities (including cash)	25%	71%	59%
Real Estate	9%	1%	—	'[1]
Other'	46%	26%	22%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2025	2024	2023	2025	2024	2023
Discount rate
Range	4.00% - 18.00%	3.40% - 17.00%	3.30% - 18.00%	3.40% - 12.00%	3.40% - 12.15%	3.30% - 10.15%
Weighted average	5.44%	5.07%	5.02%	4.86%	4.73%	4.68%
Rate of compensation increase
Range	2.00% - 11.00%	2.00% - 11.00%	2.00% - 11.00%	2.00% - 5.00%	2.00% - 5.00%	2.00% - 4.80%
Weighted average	3.05%	2.92%	2.93%	3.30%	3.24%	3.26%

	Other Post-employment Benefits
	2025	2024	2023
Healthcare cost trend rate assumed
Range	2.00% - 6.34%	2.10% - 6.59%	2.20% - 6.59%
Weighted average	4.02%	4.04%	4.06%
Cash contributions and maturity profile of the plans
In 2026, the Company expects its cash contributions to amount to 215 for pension plans, 69 for other post-employment
benefits plans and 92 for defined contribution plans. In 2025 and 2024, cash contributions to defined contributions plans
were 123 and 107, respectively.
At December 31, 2025 and December 31, 2024, the weighted
average duration of liabilities related to pension and other post-
employment benefits plans remained unchanged at 10 years
and 11 years, respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans,
ArcelorMittal is exposed to a number of risks, the most
significant of which are detailed below:
Changes in bond yields
An increase in corporate bond yields will decrease plan
liabilities, however it will decrease simultaneously the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term
but contribute to volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of
investment risk by investing more in assets that better match the liabilities. However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term
strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered
members, so increases in life expectancy will result in an
increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set
considering published statistics and, where possible,
ArcelorMittal’s own experience.
The current longevity at retirement underlying the values of the defined benefit obligation was approximately 23 years.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components.
Future healthcare cost will vary based on several factors
including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher
healthcare cost trend would lead to higher OPEB plan benefit obligations.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2025, the defined benefit obligation for pension plans was 4,822):

	Effect on 2026 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2025 DBO
Change in assumption
100 basis points decrease in discount rate	(14)	505
100 basis points increase in discount rate	11	(415)
100 basis points decrease in rate of compensation	(12)	(112)
100 basis points increase in rate of compensation	12	115
1 year increase of the expected life of the beneficiaries	6	104
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans
(as of December 31, 2025 the defined benefit obligation for post-employment benefit plans was 932):

	Effect on 2026 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2025 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	109
100 basis points increase in discount rate	—	(90)
100 basis points decrease in healthcare cost trend rate	(3)	(48)
100 basis points increase in healthcare cost trend rate	4	59
1 year increase of the expected life of the beneficiaries	1	17
The above sensitivities reflect the effect of changing one
assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the
effects of changes in key assumptions are not necessarily
linear.
8.3    Share-based payments
ArcelorMittal issues equity-settled share-based payments to
certain employees which are RSUs and PSUs. Equity-settled
share-based payments are measured at fair value (excluding
the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-
settled share-based payments is expensed on a graded
vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s
performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer
companies. The expected life used in the model has been
adjusted, based on management’s best estimate, for the
effects of non-transferability, exercise restrictions and
behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the
vesting period.
Long-term incentive plan
The Executive Office, comprised of the Executive Chairman
and the CEO, benefits from a long-term incentive plan which
grants PSUs to the Executive office members (and the CFO
starting 2025). The PSUs vest based on performance targets
linked to earnings per share ("EPS") and total shareholders
return ("TSR"). Performance targets also include a set of three weighted environmental, social and governance ("ESG")
indicators representing 30% award vesting including health &
safety, climate action and diversity & inclusion ("D&I") (until
2024). For health & safety (20% award vesting), the target is to halve the fatality frequency rate versus a defined baseline (the baseline is the adjusted average frequency rate over five years before the grant). For D&I, the target was to reduce the gap between the Company's 2030 target of having 25% women in
management and 2020 baseline. For climate (10% award
vesting), the CO2 emission target has been set to be reached by the end of the vesting period.
ArcelorMittal also operates a long-term incentive plan ("the
ArcelorMittal Equity Incentive Plan") to incentivize shareholder wealth creation in excess of performance of a peer group and incentivize executives to achieve strategy. The ArcelorMittal
Equity Incentive Plan is intended to align the interests of the
Company’s shareholders and eligible employees by allowing
them to participate in the success of the Company. The
ArcelorMittal Equity Incentive Plan provides for the grant of
RSUs and PSUs to eligible employees of the Company
(including Executive Officers and the CFO prior to 2025) and is designed to incentivize employees, improve the Company’s
long-term performance and retain key employees.
The grant of PSUs under the ArcelorMittal Equity Incentive
Plan aims to serve as an effective performance-enhancing
scheme based on the employee’s contribution to the eligible
achievement of the Company’s strategy. Awards in connection
with PSUs are subject to the fulfillment of cumulative
performance criteria over a three-year period from the date of the PSU grant such as return on capital employed ("ROCE"),
TSR and gap to competition (until 2022). Similarly to the
Executive Office plan, the ArcelorMittal Equity Incentive Plan also includes performance criteria related to ESG indicators representing 20% award vesting including health & safety and climate action (15% and 5% award vesting, respectively) and
diversity & inclusion ("D&I") (until 2024). Employees eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs.
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees.
RSUs are subject to “cliff vesting” after 3 years, with 100% of the grant vesting on the third anniversary of the grant
contingent upon the continued active employment of the
eligible employee within the Company.
The maximum number of PSUs and RSUs available for grant
during any given year is subject to the prior approval of the
Company’s shareholders at the AGM. The 2022, 2023, 2024
and 2025 Caps for the number of PSUs/RSUs that may be
allocated to the Executive Office and other retention and
performance based grants below the Executive Office level,
were approved at the AGMs on May 4, 2022, May 2, 2023,
April 30, 2024 and May 6, 2025, respectively, at a maximum of
3,500,000 shares, 3,500,000 shares, 5,500,000 shares and
6,000,000 shares, respectively.
Conditions of the 2025 grant were as follows:

		Executive Office and CFO					Executive Officers other than CFO
2025 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO and 110% for the CFO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	6%	9%	12%	14%
		ESG (30%): H&S 20% and Climate action 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
		Vesting percentage	100%	150%	200%		ESG (20%): H&S 15% and Climate action 5%	80% weighted average	100% of target	120% of target	140% of target
							Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three-year vesting period
Awards made in previous financial years which have not yet reached the end of the vesting period
ArcelorMittal's Equity Incentive Plan for senior management including Executive Officers follows the Company's strategy. In addition to the 2025 grant, the summary of outstanding plans as of December 31, 2025 is as follows:

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
					●	RSUs with a three-year vesting period

		Executive Office					Executive Officers
2023 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
				Target	Stretch				Threshold	Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)		100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)		—	100% weighted average	≥120% weighted average
		Vesting percentage		100%	150%		Vesting percentage		—	100%	150%
							ROCE (40%)		2/3 of target	100% of target	4/3 of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%		100% of target	120% of target		Vesting percentage		50%	100%	150%
							ESG (20%): H&S 10%, Climate action 5% and D&I 5%		—	100% of target	120% of target
		Vesting percentage		100%	150%		Vesting percentage		—	100%	150%
						●	RSUs with a three-year vesting period

		Executive Office					Executive Officers
2024 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% of rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	2/3 of target	100% of target	4/3 of target	155% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
							ESG (20%): H&S 10%, Climate action 5% and D&I 5%	80% weighted average	100% of target	120% of target	140% of target
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three-year vesting period
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2025:

At Grant date							Number of PSUs/RSUs issued as of December 31, 2025
Grant date	Type of plan	Number of PSUs/RSUs	Number of beneficiaries		Maturity	Fair value per PSU/ RSU	PSUs/ RSUs outstanding	PSUs/ RSUs forfeited	PSUs/ RSUs vested
December 5, 2025	RSU	1,032,150	1,103		December 5, 2028	42.62	1,032,150	—	—
December 5, 2025	PSU / Executive Office	1,220,027	856	* [1]	January 1, 2029	41.33	1,220,027	—	—
December 5, 2024	RSU	1,636,575	1,092		December 5, 2027	25.33	1,548,975	84,176	3,424
December 5, 2024	PSU / Executive Office	1,906,781	849	* [1]	January 1, 2028	23.70	1,851,381	55,400	—
December 8, 2023	RSU	1,269,300	958		December 8, 2026	25.58	1,119,050	133,755	16,495
December 8, 2023	PSU / Executive Office	1,127,673	258	* [1]	January 1, 2027	21.86	1,003,473	124,200	—
December 13, 2022	PSU / Executive Office	786,364	244	* [1]	January 1, 2026	23.43	678,214	108,150	—
Total		8,978,870				$21.86 – $42.62	8,453,270	505,681	19,919
1.The CFO is included in the Executive Office plan starting 2025.
The compensation expense recognized for PSUs and RSUs was 56, 37 and 39 for the years ended December 31, 2025, 2024 and
2023, respectively.
Share unit plan activity is summarized below as of and for each year ended December 31, 2025, 2024 and 2023:

	RSUs		PSUs and Executive Office
	Number of RSUs	Fair value per RSU	Number of PSUs	Fair value per PSU
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35
Granted	1,269,300	25.58	1,127,673	21.86
Exited	(1,232,074)	24.05	(1,434,251)	18.16
Forfeited	(116,576)	26.90	(92,616)	22.21
Outstanding, December 31, 2023	2,757,800	27.88	3,294,302	22.89
Granted	1,636,575	25.33	1,906,781	23.70
Exited	(635,276)	32.54	(565,731)	19.44
Forfeited	(130,724)	28.21	(342,841)	21.74
Outstanding, December 31, 2024	3,628,375	25.90	4,292,511	23.79
Granted [1]	1,032,150	42.62	1,223,097	41.30
Exited	(747,294)	27.56	(464,157)	28.21
Forfeited	(213,056)	25.89	(298,356)	25.09
Outstanding, December 31, 2025	3,700,175	30.23	4,753,095	27.78
1.Including 3,070 over-performance shares granted for the targets achievement of the PSU grant of December 16, 2021.